Financial instruments (Tables)	6 Months Ended
Feb. 28, 2026
Notes and other explanatory information [abstract]
Schedule of financial instruments

	February 28, 2026	August 31, 2025
Financial Assets
Measured at amortized cost
Amounts receivable	$8,588	$3,818
Measured at fair value through profit or loss
Cash	26,026	7,770

Financial Liabilities
Measured at amortized cost
Amounts payables and accrued liabilities	11,765	18,164
Borrowings	2,262	-
Measured at fair value through profit or loss
Derivative financial instrument liabilities	-	1,011